Insurance Contracts_The Exposure Of Market Risk Arising From Embedded Derivatives Included In Host Insurance Contracts(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Variable Life Member [Member]
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	₩ 989,187	₩ 852,617
Guarantee reserve		7,373	8,736
Variable annuity
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	461,309	491,137
Guarantee reserve		3,485	3,702
Variable universal
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	97,893	105,218
Guarantee reserve		3,572	4,855
Variable saving
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	429,985	256,262
Guarantee reserve		₩ 316	₩ 179

[1]	Excluding the amount of the lapsed reserve